Rule 497 (d)
                                                      Registration No. 333-86705



                SUPPLEMENT TO PROSPECTUS, dated October 28, 2000

                       EQUITY SECURITIES TRUST, SERIES 24
                          MUNICIPAL SYMPHONY SERIES III



                  Public Offering - Volume and Other Discounts

             Effective August 15, 2001, Unitholders who have redeemed units of a Trust, may purchase Units in an amount up to the amount redeemed, of such Trust, within 90 days after such redemption, at no sales charge.